PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 6 -	PROPERTY, PLANT AND EQUIPMENT, NET

Composition of assets, grouped by major classifications, is as follows:

	December 31,
	2022	2021
Cost:
Land and buildings	$17,130	$18,031
Machinery and equipment	75,518	63,875
Motor vehicles	302	302
Office furniture and equipment	2,362	1,906
Internal use software	2,610	2,123
	97,922	86,237

Less: Accumulated depreciation	54,499	55,775
Depreciated cost	$43,423	$30,462
Depreciation expenses amounted to $3,500, $4,718 and $3,960 for the years ended December 31, 2022, 2021 and 2020, respectively. During 2021, as part of the Company's restructuring plan and departure from Gedera's facility, the Company wrote off leasehold improvement assets in total amount of $1.8 million, out of this amount $600 was recognized as restructuring expenses due to impairment in OEM of heat transfer solutions and aviation accessories business unit which exanimated following the Company's restructuring plan announcement in March 2021. In addition, in 2021 $1.2 million recognized in cost of sales as an acceleration of amortization due to change in useful life of leasehold improvements assets.